PROPERTY, PLANT AND EQUIPMENT - Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	€ 1,457,825	€ 1,353,165
Property, plant and equipment, ending balance	1,575,200	1,457,825
Right-of-use assets	68,255	54,148	€ 53,758
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,197,863	3,855,450
Additions	423,815	366,574
Divestitures	(78,604)	(25,365)
Reclassifications	(2,303)	0
Translation differences and other movements	(3,625)	1,204
Property, plant and equipment, ending balance	4,537,146	4,197,863
Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,740,038)	(2,502,285)
Depreciation	290,204	259,849
Divestitures	66,061	22,825
Translation differences and other movements	2,235	(729)
Property, plant and equipment, ending balance	(2,961,946)	(2,740,038)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	131,990	50,056
Property, plant and equipment, ending balance	151,229	131,990
Right-of-use assets	0	0	0
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	131,990	50,056
Additions	2,014	8,287
Divestitures	0	0
Reclassifications	17,235	73,631
Translation differences and other movements	(10)	16
Property, plant and equipment, ending balance	151,229	131,990
Land | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	0	0
Divestitures	0	0
Translation differences and other movements	0	0
Property, plant and equipment, ending balance	0	0
Industrial buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	278,676	284,832
Property, plant and equipment, ending balance	291,079	278,676
Right-of-use assets	22,971	18,972	21,613
Industrial buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	498,052	486,677
Additions	29,948	10,155
Divestitures	(12,935)	(3,805)
Reclassifications	9,132	4,691
Translation differences and other movements	(1,050)	334
Property, plant and equipment, ending balance	523,147	498,052
Industrial buildings | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(219,376)	(201,845)
Depreciation	21,654	19,405
Divestitures	8,338	1,983
Translation differences and other movements	624	(109)
Property, plant and equipment, ending balance	(232,068)	(219,376)
Plant, machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	727,209	625,099
Property, plant and equipment, ending balance	658,112	727,209
Right-of-use assets	3,396	2,756	3,484
Plant, machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,070,534	2,766,723
Additions	113,282	154,008
Divestitures	(40,270)	(15,388)
Reclassifications	62,236	165,210
Translation differences and other movements	(49)	(19)
Property, plant and equipment, ending balance	3,205,733	3,070,534
Plant, machinery and equipment | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,343,325)	(2,141,624)
Depreciation	243,633	216,661
Divestitures	39,322	14,921
Translation differences and other movements	15	39
Property, plant and equipment, ending balance	(2,547,621)	(2,343,325)
Other assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	81,336	74,278
Property, plant and equipment, ending balance	82,988	81,336
Right-of-use assets	41,888	32,420	28,661
Other assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	258,673	233,094
Additions	36,416	26,479
Divestitures	(25,030)	(6,018)
Reclassifications	(2,303)	4,322
Translation differences and other movements	(2,511)	796
Property, plant and equipment, ending balance	265,245	258,673
Other assets | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(177,337)	(158,816)
Depreciation	24,917	23,783
Divestitures	18,401	5,921
Translation differences and other movements	1,596	(659)
Property, plant and equipment, ending balance	(182,257)	(177,337)
Advances and assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	238,614	318,900
Property, plant and equipment, ending balance	391,792	238,614
Right-of-use assets	0	0	€ 0
Advances and assets under construction | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	238,614	318,900
Additions	242,155	167,645
Divestitures	(369)	(154)
Reclassifications	(88,603)	(247,854)
Translation differences and other movements	(5)	77
Property, plant and equipment, ending balance	391,792	238,614
Advances and assets under construction | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	0	0
Divestitures	0	0
Translation differences and other movements	0	0
Property, plant and equipment, ending balance	€ 0	€ 0